Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party [Abstract]
Schedule of Compensation Awarded to Key Management Personnel
Compensation awarded to key management personnel for the three and six months ended June 30, 2026 and 2025 is as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Salaries and benefits	990	1,230	1,958	2,438
Share-based compensation	1,279	1,025	2,368	1,087
	2,269	2,255	4,326	3,525